Equity Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans
10. Equity Incentive Plans
2020 Stock Option and Grant Plan
Prior to the effectiveness of the registration statement on Form
S-1
(File
No. 333-256838)
for its IPO, the Company granted share-based awards under the 2020 Stock Option and Grant Plan, as amended (the “2020 Plan”). The Company was authorized to grant under the 2020 Plan incentive stock options, nonqualified stock options, restricted stock awards, restricted stock units and other share-based awards to the Company’s officers, employees, directors and consultants. Options under the 2020 Plan could be granted for periods of up to 10 years and at prices no less than 100.0% of the estimated fair value of the shares on the date of grant as determined by the Board, provided, however, that the exercise price of an incentive stock option granted to a 10.0% stockholder shall not be less than 110.0% of the estimated fair value of the shares on the date of grant and the option is not exercisable after the expiration of five years from the date of grant. Options generally vest monthly over four years with or without one year cliff vesting. Per the 2020 Plan, granted options may be early exercised prior to vesting and the Company will issue shares of restricted stock upon the early exercise with vesting terms consistent with the original grant. Upon completion of the Company’s IPO, the remaining shares available for issuance under the 2020 Plan were retired, and the Company no longer grants awards pursuant to the 2020 Plan.
2021 Stock Option and Incentive Plan
In June 2021, the Company’s board of directors approved the 2021 Stock Option and Incentive Plan (the “2021 Plan”) that became effective immediately prior to the date when the Company’s prospectus was declared effective by the SEC on June 24, 2021. The Company initially reserved 5,636,000 shares of common stock for issuance of awards under the 2021 Plan. The 2021 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by 5% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31, or such lesser number of shares as determined by the Company’s compensation committee. On January 1, 2022 and 2023, the number of shares of common stock available under the 2021 Plan increased by 2,900,541 shares and 2,911,088 shares, respectively pursuant to this evergreen provision of the 2021 Plan. The option exercise price of each option will be determined by the Company’s compensation committee but generally may not be less than 100% of the fair market value of the Company’s common stock on the date of grant. The term of each option will be fixed by the Company’s compensation committee and may not exceed ten years from the date of grant. The grant date fair value of all awards made under the 2021 Plan and all other cash compensation paid by the Company to any non-employee
director for services as a
non-employee
director in any calendar year may not exceed $1.0 million for the first year of service and $750.0 thousand for each year of service thereafter.
As of September 30, 2023, there were 9,831,161 shares available for future issuance under the 2021 Plan.
Restricted Stock Awards
During the year ended December 31, 2020, the Company issued 832,983 shares as restricted stock awards under the 2020 Plan. The purchase price of the restricted common stock awards was fair value as determined by the Board at the issuance date. The shares vest monthly over four years with the one-year
cliff vesting from the grant date. Upon termination of employment, the Company has the right to repurchase any unvested restricted shares. The repurchase price for unvested shares of common stock will be the lower of (i) the fair market value on the date of repurchase or (ii) their original purchase price. There were no grants of restricted stock awards for the three and nine months ended September 30, 2023 and 2022.
The Company accounted for restricted stock awards as early exercised options and recognized a liability in other liabilities when cash was received for the purchase of shares of restricted stock awards. As shares of restricted stock awards vest, the Company reclassified the liability to common stock and additional paid in capital. As of September 30, 2023 and December 31, 2022, the Company recorded a minimal liability for restricted stock awards included in other liabilities.
There were 1,542 and 11,136 restricted stock award shares canceled and repurchased during the three and nine months ended September 30, 2023, respectively. There were 5,140 shares canceled and repurchased during the three and nine months ended September 30, 2022. There were 703,035 and 553,443 shares of restricted stock vested as of September 30, 2023 and December 31, 2022, respectively.
Employee Stock Purchase Plan
In June 2021, the Company’s board of directors and stockholders approved the 2021 Employee Stock Purchase Plan (the “ESPP”) which became effective upon the IPO. Pursuant to the ESPP, certain employees of the Company, excluding consultants and
non-employee
directors, are eligible to purchase common stock of the Company at a reduced rate during offering periods. The ESPP permits participants to purchase common stock using funds contributed through payroll deductions, subject to a calendar year limit of
 $
25,000
and at a purchase price of
85
% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the applicable purchase date, which will be the final trading day of the applicable purchase period. The ESPP has two annual purchase periods extending from June to November and December to May.
The Company recorded a minimal liability for ESPP in accrued liabilities as of September 30, 2023 and December 31, 2022. The Company did not issue any shares during the three months ended September 30, 2023 and 2022. The Company issued 65,222 shares and 207,137 shares under the ESPP during the nine months ended September 30, 2023 and 2022, respectively.
Incentive Stock Options and Nonqualified Stock Options
Stock options issued under the 2020 Plan and 2021 Plan generally vest over a four-year period and expire ten years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the individual award agreements.
A summary of option activity under the 2020 Plan and the 2021 Plan during the nine months ended September 30, 2023 is as follows:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	7,755,303	$8.47	8.67	$794
Options granted—2021 Plan	3,223,400	$2.22
Options exercised	(65,414)	$0.52
Options cancelled	(4,532,774)	$6.50

Outstanding as of September 30, 2023	6,380,515	$6.79	5.6	$695

Exercisable	4,231,849	$6.86	4.4	$472

Vested and expected to vest as of September 30, 2023	6,380,515	$6.79	5.6	$695

Aggregate intrinsic value represents the difference between the fair value of the underlying common stock and the exercise price as of September 30, 2023. The weighted-average grant date fair value of options granted during the three and nine months ended September 30, 2023 was $1.89 and $1.56 per share, respectively. There were 10,367 and 65,414 stock options exercised during the three and nine months ended September 30, 2023, respectively.
Early Exercise of Stock Options
The terms of the 2020 Plan permit the exercise of options granted prior to vesting, subject to required approvals. The unvested shares are subject to the repurchase right upon termination of employment at the original purchase price. The repurchase right lapses in 180 days after the termination of the employee’s employment. Shares purchased by employees pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be issued until those shares vest according to their respective vesting schedules. Cash received for early exercised stock options is recorded as other liabilities on the balance sheet and is reclassified to common stock and additional paid-in capital as such shares vest. During the three and nine months ended

September 30, 2023, the Company repurchased
26,188 and 216,656 shares, respectively, that were previously early exercised. The Company repurchased 73,735 shares and 124,448 shares that were previously early exercised during the three and nine months ended September 30, 2022, respectively.
As of September 30, 2023 and December 31, 2022, 111,600 and 554,695 shares, respectively, remained subject to the right of repurchase as a result of the early exercised stock options. As of September 30, 2023, the Company has a minimal remaining liability related to early exercised shares, which is recorded within accrued expenses and other liabilities on the Company’s condensed balance sheets.
Stock-Based Compensation Expense
The following table presents the components of stock-based compensation expense for the Company’s stock-based awards for the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Restricted stock awards and founders’ common stock awards	$1	$2	$5	$6
ESPP	1	58	96	316
Stock options	2,159	3,150	8,168	9,590

Total stock-based compensation expense	$2,161	$3,210	$8,269	$9,912

The above stock-based compensation expense also includes the expenses of $0.4 million and $1.1 million related to stock options issued to non-employees
during the three and nine months ended September 30, 2023, respectively. There was $0.8 million and $0.9 million in stock-based compensation expense for options issued to non-employees
during the three and nine months ended September 30, 2022.
The following table presents the classification of stock-based compensation expense for the Company’s stock-based awards for the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development expenses	$37	$1,249	$1,904	$3,881
General and administrative expenses	2,124	1,961	6,365	6,031

Total stock-based compensation expense	$2,161	$3,210	$8,269	$9,912

As of September 30, 2023 and December 31, 2022 there was $9.9 million and $31.0 million of unrecognized stock-based compensation expense related to the employee and non-employee
awards, which is expected to be recognized over a weighted-average period of 1.9 and 2.6 years, respectively.

11. Equity Incentive Plans
2020 Stock Option and Grant Plan
The Company grants share-based awards under the 2020 Stock Option Plan, as amended (the “2020 Plan”). The Company may grant under the 2020 Plan incentive stock options, nonqualified stock options, restricted stock awards, restricted stock units and other share-based awards to the Company’s officers, employees, directors and consultants. Options under the 2020 Plan may be granted for periods of up to

10
years and at prices no less than
100.0
% of the estimated fair value of the shares on the date of grant as determined by the Board, provided, however, that the exercise price of an incentive stock option granted to a
10.0
% stockholder shall not be less than
110.0
% of the estimated fair value of the shares on the date of grant and the option is not exercisable after the expiration of five years
from the date of grant. Options generally vest monthly over
four years
with or without one year cliff vesting. Per the 2020 Plan, granted options maybe early exercised prior to vesting and the Company will issue shares of restricted stock upon the early exercise with vesting terms consistent with the original grant. Upon completion of the Company’s IPO, the remaining shares available for issuance under the 2020 Plan were retired.
2021 Stock Option and Grant Plan
In June 2021, the Company’s Board of Directors approved the 2021 Stock Option and Incentive Plan (the “2021 Plan”) that became effective immediately prior to the date when the Company’s prospectus was declared effective by the SEC on June 24, 2021. The Company initially reserved 5,636,000 shares of common stock for issuance of awards under the 2021 Plan. The 2021 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by 5% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31, or such lesser number of shares as determined by the Company’s compensation committee. On January 1, 2022, the number of shares of common stock available under the 2021 Plan increased by 2,900,541 shares pursuant to this evergreen provision of the 2021 Plan. The option exercise price of each option will be determined by the Company’s compensation committee but generally may not be less than 100% of the fair market value of the Company’s common stock on the date of grant. The term of each option will be fixed by the Company’s compensation committee and may not exceed ten years from the date of grant. The grant date fair value of all awards made under the 2021 Plan and all other cash compensation paid by the Company to any non-employee
director for services as a
non-employee
director in any calendar year may not exceed $1.0 million for the first year of service and $750.0 thousand for each year of service thereafter.
As of December 31, 2022, there were 5,382,907 shares available for future issuance under the 2021 Plan.
Restricted Stock Awards
During the year ended December 31, 2020, the Company issued 832,983 shares as restricted stock awards under the 2020 Plan. The purchase price of the restricted common stock awards was fair value as determined by the Board at the issuance date. The shares vest monthly over four years with the one-year
cliff vesting from the grant date. Upon termination of employment, the Company has the right to repurchase any unvested restricted shares. The repurchase price for unvested shares of common stock will be the lower of (i) the fair market value on the date of repurchase or (ii) their original purchase price. There were no shares issued during the years ended December 31, 2022 and 2021.
The Company accounted for restricted stock awards as early exercised options and recognized a liability in other liabilities when cash was received for the purchase of shares of restricted stock awards. As shares of restricted stock awards vest, the Company reclassified the liability to common stock and additional paid in capital. As of December 31, 2022 and 2021, the Company recorded a minimal liability for restricted stock awards included in accrued expenses and other current liabilities.

There were
5,140
shares of restricted stock award shares canceled and repurchased as of December 31, 2022.
No
restricted stock award shares were cancelled or repurchased as of December 31, 2021. There were
553,443
and
345,966
shares of restricted stock vested as of December 31, 2022 and 2021, respectively.
Employee Stock Purchase Plan
In June 2021, the Company’s board of directors and stockholders approved the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) which became effective upon the IPO. The 2021 ESPP is intended to qualify as an employee stock purchase plan under Section 423 of the Internal Revenue Code of 1986, as amended, and is administered by the Company’s board of directors and the Compensation Committee of the board of directors. Under the 2021 ESPP, 564,000 shares of the Company’s common stock have been initially reserved for employee purchases of the Company’s common stock. The 2021 ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation. At the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock at the beginning of the offering period or at the end of each applicable purchase period. The first purchase period commenced upon the completion of the Company’s IPO and ended on November 30, 2021 and the subsequent offering periods commenced on December 1, 2021, June 1, 2022, and December 1, 2022. The Company recorded $0.1 million in accrued liabilities as of December 31, 2022.
Effective January 1, 2022, the number of shares of common stock available under the 2021 ESPP increased by 564,000 shares pursuant to the evergreen provision of the 2021 ESPP.

	Year Ended December 31,
	2022	2021
Expected volatility	73.00% - 75.00%	72.00% - 74.00%
Expected dividend yield	0%	0%
Expected term (in years)	0.5	0.44 - 0.5
Risk-free interest rate	0.10% - 4.65%	0.10% - 1.00%
Incentive Stock Options and Nonqualified Stock Options
Stock options issued under the 2020 Plan and 2021 Plan, generally, vest over a four-year period and expire ten years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the individual award agreements.
The Company used the Black-Scholes option pricing model to estimate stock-based compensation expense for stock option awards granted during the periods presented, with the following assumptions.

	Year Ended December 31,
	2022	2021
Expected volatility	74.00% - 75.00%	72.00% - 77.74%
Expected dividend yield	0%	0%
Expected term (in years)	5.97 - 6.01	5.48 - 6.04
Risk-free interest rate	1.91% - 4.23%	0.56% - 1.34%

A summary of option activity under the 2020 Plan and the 2021 Plan during the year ended December 31, 2022 is as follows:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	5,056,743	$8.77	9.2	$18,503
Options granted—2021 Plan	3,292,702	$7.91
Options exercised	(67,196)	$0.30
Options cancelled	(526,946)	$8.99

Outstanding as of December 31, 2022	7,755,303	$8.47	8.7	$794

Exercisable	2,330,389	$8.74	8.3	$388

Vested and expected to vest as of December 31, 2022	7,755,303	$8.47	8.7	$794

Aggregate intrinsic value represents the difference between the fair value of the underlying common stock and the exercise price as of December 31, 2022. The weighted-average grant date fair value of options granted during the year ended December 31, 2022 was $5.21 per share. The intrinsic value of the stock options exercised was $0.2 and $5.0 million for the years ended December 31, 2022 and 2021, respectively.
Early Exercise of Stock Options
The terms of the 2020 Plan permit the exercise of options granted prior to vesting, subject to required approvals. The unvested shares are subject to the repurchase right upon termination of employment at the original purchase price. The repurchase right lapses in 180 days after the termination of the employee’s employment. Shares purchased by employees pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be issued until those shares vest according to their respective vesting schedules. Cash received for early exercised stock options is recorded as other liabilities on the balance sheet and is reclassified to common stock and additional paid-in
capital as such shares vest. During the years ended December 31, 2022 and 2021, the Company repurchased 189,414 and 138,596 shares that were previously early exercised.
At December 31, 2022 and 2021, 554,695 and 1,195,631 shares, respectively, remained subject to the right of repurchase as a result of the early exercised stock options. The remaining liability related to early exercised shares as of December 31, 2022 and 2021 was $0.1 and $0.3 million, respectively, and was recorded in accrued expenses and other current liabilities, respectively, in the balance sheets.
Stock-Based Compensation Expense
The following table presents the components of stock-based compensation expense for the Company’s stock-based awards for the periods presented (in thousands):

	Year Ended December 31,
	2022	2021
Restricted stock awards and founders’ common stock awards	$11	$9
ESPP	391	215
Stock options	13,132	7,647

Total stock-based compensation expense	$13,534	$7,871

The above stock-based compensation expense also includes the expenses of $2.2 and $0.3 million related to stock options issued to non-employees
during the years ended December 31, 2022 and 2021, respectively.
The following table presents the classification of stock-based compensation expense for the Company’s stock-based awards for the periods presented (in thousands):

	Year Ended December 31,
	2022	2021
Research and development expenses	$5,317	$2,685
General and administrative expenses	8,217	5,186

Total stock-based compensation expense	$13,534	$7,871

As of the years ended December 31, 2022 and 2021, there was $31.0 and $30.5 million, respectively, of unrecognized stock-based compensation expense related to the employee and non-employee
awards, which is expected to be recognized over a weighted-average period of 2.6 years and 3.3 years, respectively.